Retirement Plans	12 Months Ended
Sep. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
RETIREMENT PLANS

Retirement plans expense includes the following components:

	U.S. Plans			Non-U.S. Plans
	2012	2013	2014	2012	2013	2014
Defined benefit plans:
Service cost (benefits earned during the period)	$55	70	59	27	31	32
Interest cost	172	167	182	50	46	53
Expected return on plan assets	(275)	(280)	(286)	(43)	(50)	(58)
Net amortization and other	168	226	153	19	18	18
Net periodic pension expense	120	183	108	53	45	45
Defined contribution plans	103	113	119	59	63	59
Total retirement plans expense	$223	296	227	112	108	104

The decline in net periodic pension expense in 2014 is attributable to a higher interest rate assumption than in 2013 and favorable pension asset investment performance. Pension expense increased in 2013 primarily due to a lower interest rate assumption. For defined contribution plans, the Company makes cash contributions based on plan requirements, which are expensed as incurred. The Company has two small businesses that participate in multiemployer pension plans. Such participation is insignificant individually and in total. Cash contributed was inconsequential in all years. The Company could potentially incur immaterial liabilities upon withdrawal from these plans, although it has no intention to do so. Additionally, as with participation in any multiemployer plan, there is a theoretical but remote possibility the Company could incur material liabilities should all other participating employers be unable to fund their obligations.

Details of the changes in the actuarial present value of the projected benefit obligation and the fair value of plan assets for defined benefit pension plans follow:

	U.S. Plans		Non-U.S. Plans
	2013	2014	2013	2014
Projected benefit obligation, beginning	$4,203	3,863	1,143	1,269
Service cost	70	59	31	32
Interest cost	167	182	46	53
Actuarial (gain) loss	(403)	415	85	89
Benefits paid	(176)	(188)	(46)	(47)
Foreign currency translation and other	2	5	10	(66)
Projected benefit obligation, ending	$3,863	4,336	1,269	1,330

Fair value of plan assets, beginning	$3,719	4,112	809	899
Actual return on plan assets	454	461	86	106
Employer contributions	113	85	47	45
Benefits paid	(176)	(188)	(46)	(47)
Foreign currency translation and other	2	3	3	(15)
Fair value of plan assets, ending	$4,112	4,473	899	988

Net amount recognized in the balance sheet	$249	137	(370)	(342)

Location of net amount recognized in the balance sheet:
Noncurrent asset	$435	344	3	33
Current liability	$(10)	(10)	(10)	(8)
Noncurrent liability	$(176)	(197)	(363)	(367)
Net amount recognized in the balance sheet	249	137	(370)	(342)

Pretax accumulated other comprehensive loss	$(871)	(961)	(343)	(346)

Approximately $193 of the $1,307 of pretax losses deferred in accumulated other comprehensive income (loss) at September 30, 2014, will be amortized to expense in 2015. As of September 30, 2014, U.S. pension plans were overfunded by $137 and non-U.S. plans were underfunded by $342. The U.S. funded status includes unfunded plans totaling $182 and the non-U.S. status includes unfunded plans totaling $218.

As of the September 30, 2014 and 2013 measurement dates, the plans' total accumulated benefit obligation was $5,277 and $4,782, respectively. Also as of the measurement dates, the total projected benefit obligation, accumulated benefit obligation and fair value of plan assets for individual plans with accumulated benefit obligations in excess of plan assets were $1,028, $928 and $455, respectively, for 2014, and $978, $887 and $464, respectively, for 2013.

Future benefit payments by U.S. plans are estimated to be $197 in 2015, $207 in 2016, $217 in 2017, $227 in 2018, $237 in 2019 and $1,304 in total over the five years 2020 through 2024. Based on foreign currency exchange rates as of September 30, 2014, future benefit payments by non-U.S. plans are estimated to be $48 in 2015, $50 in 2016, $56 in 2017, $58 in 2018, $60 in 2019 and $346 in total over the five years 2020 through 2024. The Company expects to contribute approximately $60 to its retirement plans in 2015.

The weighted-average assumptions used in the valuation of pension benefits follow:

	U.S. Plans			Non-U.S. Plans
	2012	2013	2014	2012	2013	2014
Net pension expense
Discount rate	4.75%	4.00%	4.75%	5.2%	4.1%	4.2%
Expected return on plan assets	7.75%	7.75%	7.50%	5.9%	5.5%	6.6%
Rate of compensation increase	3.00%	3.25%	3.25%	3.5%	3.4%	3.2%

Benefit obligations
Discount rate	4.00%	4.75%	4.25%	4.1%	4.2%	3.6%
Rate of compensation increase	3.25%	3.25%	3.25%	3.4%	3.2%	3.4%

The discount rate for the U.S. retirement plans was 4.25 percent as of September 30, 2014. An actuarially developed, company-specific yield curve is used to determine the discount rate. The expected return on plan assets assumption is determined by reviewing the investment returns of the plans for the past 10 years plus longer-term historical returns of an asset mix approximating the Company's asset allocation targets, and periodically comparing these returns to expectations of investment advisors and actuaries to determine whether long-term future returns are expected to differ significantly from the past. Defined benefit pension plan expense for 2015 is expected to be approximately $165, versus $153 in 2014.

The Company's asset allocations at September 30, 2014 and 2013, and weighted-average target allocations follow:

	U.S. Plans			Non-U.S. Plans
	2013	2014	Target	2013	2014	Target
Equity securities	66%	65%	60-70%	56%	55%	50-60%
Debt securities	26	26	25-35	30	32	25-35
Other	8	9	3-10	14	13	10-20
Total	100%	100%	100%	100%	100%	100%

The primary objective for the investment of pension assets is to secure participant retirement benefits by earning a reasonable rate of return. Plan assets are invested consistent with the provisions of the prudence and diversification rules of ERISA and with a long-term investment horizon. The Company continuously monitors the value of assets by class and routinely rebalances to remain within target allocations. The strategy for equity assets is to minimize concentrations of risk by investing primarily in companies in a diversified mix of industries worldwide, while targeting neutrality in exposure to market capitalization levels, growth versus value profile, global versus regional markets, fund types and fund managers. The approach for bonds emphasizes investment-grade corporate and government debt with maturities matching a portion of the longer duration pension liabilities. The bonds strategy also includes a high-yield element which is generally shorter in duration. For diversification, a small portion of U.S. plan assets is allocated to private equity partnerships and real asset fund investments, providing opportunities for above market returns. Leveraging techniques are not used and the use of derivatives in any fund is limited and inconsequential.

The fair values of defined benefit pension assets as of September 30, organized by asset class and by the fair value hierarchy of ASC 820, Fair Value Measurement, follow:

	Level 1	Level 2	Level 3	Total	%
2014
U.S. equities	$1,097	535	184	1,816	33%
International equities	589	767	—	1,356	25%
Emerging market equities	—	279	—	279	5%
Corporate bonds	—	594	—	594	11%
Government bonds	2	720	—	722	13%
High-yield bonds	—	181	—	181	3%
Other	209	180	124	513	10%
Total	$1,897	3,256	308	5,461	100%

2013
U.S. equities	$1,078	560	121	1,759	35%
International equities	563	632	—	1,195	24%
Emerging market equities	—	263	—	263	5%
Corporate bonds	—	524	—	524	10%
Government bonds	22	614	—	636	13%
High-yield bonds	—	159	—	159	3%
Other	178	168	129	475	10%
Total	$1,841	2,920	250	5,011	100%

Asset Classes
U.S. equities reflects companies domiciled in the U.S., including multinational companies. International equities is comprised of companies domiciled in developed nations outside the U.S. Emerging market equities is comprised of companies domiciled in portions of Asia, Eastern Europe and Latin America. Corporate bonds represents investment-grade debt of issuers primarily from the U.S. Government bonds includes investment-grade instruments issued by federal, state and local governments, primarily in the U.S. High-yield bonds includes noninvestment-grade debt from a diverse group of developed market issuers. Other includes cash, interests in mixed asset funds investing in commodities, natural resources, agriculture, real estate and infrastructure funds, life insurance contracts (U.S.), and shares in certain general investment funds of financial institutions or insurance arrangements (non-U.S.) that typically ensure no market losses or provide for a small minimum return guarantee.

Fair Value Hierarchy Categories
Valuations of Level 1 assets for all classes are based on quoted closing market prices from the principal exchanges where the individual securities are traded. Cash is valued at cost, which approximates fair value. Equity securities categorized as Level 2 assets are primarily nonexchange-traded commingled or collective funds where the underlying securities have observable prices available from active markets. Valuation is based on the net asset value of fund units held as derived from the fair value of the underlying assets. Debt securities categorized as Level 2 assets are generally valued based on independent broker/dealer bids or by comparison to other debt securities having similar durations, yields and credit ratings. Other Level 2 assets are valued based on a net asset value of fund units held, which is derived from either market-observed pricing for the underlying assets or broker/dealer quotation. U.S. equity securities classified as Level 3 are fund investments in private companies. Valuation techniques and inputs for these assets include discounted cash flow analysis, earnings multiple approaches, recent transactions, transferability restrictions, prevailing discount rates, volatilities, credit ratings and other factors. In the Other class, interests in mixed assets funds are Level 2, and U.S. life insurance contracts and non-U.S. general fund investments and insurance arrangements are Level 3.
Details of the changes in value for Level 3 assets follow:

	2013	2014
Level 3, beginning	$250	250
Gains (Losses) on assets held	25	(18)
Gains (Losses) on assets sold	(22)	21
Purchases, sales and settlements, net	(3)	55
Level 3, ending	$250	308